Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge	$ 12,000	$ 4,970
Cost of Sales
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge		1,500
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Asset impairment charge		$ 3,500